Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	48,958	41,312	42,542
Pre-Modification Outstanding Loan Balance	$ 2,743	$ 1,779	$ 1,809
Post-Modification Outstanding Loan Balance	$ 2,600	$ 1,785	$ 1,781
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,352	1,607	2,027
Pre-Modification Outstanding Loan Balance	$ 844	$ 385	$ 238
Post-Modification Outstanding Loan Balance	$ 699	$ 396	$ 203
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	102	108	78
Pre-Modification Outstanding Loan Balance	$ 259	$ 78	$ 80
Post-Modification Outstanding Loan Balance	$ 256	$ 76	$ 71
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,576	2,080	2,089
Pre-Modification Outstanding Loan Balance	$ 168	$ 260	$ 271
Post-Modification Outstanding Loan Balance	$ 178	$ 258	$ 274
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,235	2,530	2,833
Pre-Modification Outstanding Loan Balance	$ 41	$ 54	$ 61
Post-Modification Outstanding Loan Balance	$ 40	$ 54	$ 61
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	31,394	26,772	26,511
Pre-Modification Outstanding Loan Balance	$ 151	$ 133	$ 144
Post-Modification Outstanding Loan Balance	$ 153	$ 134	$ 145
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	37,659	33,097	33,538
Pre-Modification Outstanding Loan Balance	$ 1,463	$ 910	$ 794
Post-Modification Outstanding Loan Balance	$ 1,326	$ 918	$ 754
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	39	16	43
Pre-Modification Outstanding Loan Balance	$ 6	$ 5	$ 15
Post-Modification Outstanding Loan Balance	$ 7	$ 5	$ 14
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	11,260	8,199	8,961
Pre-Modification Outstanding Loan Balance	$ 1,274	$ 864	$ 1,000
Post-Modification Outstanding Loan Balance	$ 1,267	$ 862	$ 1,013